Campbell Managed Futures 10V Fund
SUMMARY SECTION
Investment Objective
The investment objective of the Campbell Managed Futures 10V Fund (the "Fund") is to seek capital appreciation over the medium to long-term.
Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (the "Shares"). You may qualify for sales charge discounts if you invest at least $250,000 in Class T Shares of the Fund. More Information about these discounts is available from your financial professional, in the section of this Prospectus entitled "Shareholder Information – Sales Charges" and in the Fund's Statement of Additional Information ("SAI") entitled "Purchase and Redemption Information – Reducing or Eliminating the Front End Sales Charge." Financial Intermediaries may impose different sales charge waivers for Class T Shares, and these variations are described in the section of this Prospectus entitled "Shareholder – Information – Sales Charges".

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Campbell Managed Futures 10V Fund	Class UI Shares	Class I Shares	Class N Shares	Class T Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none	2.50%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Campbell Managed Futures 10V Fund		Class UI Shares	Class I Shares	Class N Shares	Class T Shares
Management Fees		1.50%	1.50%	1.50%	1.50%
Distribution and Service (Rule 12b-1) Fees		none	none	0.25%	0.25%
Other Expenses		0.21%	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses		1.71%	1.71%	1.96%	1.96%
Fee Waivers and/or Expense Reimbursements	[1]	0.21%	0.06%	0.06%	0.06%
Net Annual Fund Operating Expenses		1.50%	1.65%	1.90%	1.90%
[1]	Campbell & Company Investment Adviser LLC ("Campbell" or the "Manager") has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.50%, 1.65%, 1.90% and 1.90% of the Fund's average daily net assets for Class UI Shares, Class I Shares, Class N Shares and Class T Shares, respectively. In determining the Manager's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 1.50%, 1.65%, 1.90% and 1.90%, as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2018 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund's Total Annual Fund Operating Expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.50%, 1.65%, 1.90% and 1.90%, as applicable, the Manager may recoup from the Fund any waived amount or other payments remitted by the Manager within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class N Shares and Class T Shares, $100,000,000 in Class UI Shares and $1,000,000 in Class I Shares, in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Campbell Managed Futures 10V Fund - USD ($)	One Year	Three Years
Class UI Shares	1,526,250	5,183,364
Class I Shares	16,776	53,295
Class N Shares	193	609
Class T Shares	438	594

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

The Fund pursues its investment objective by (i) investing its assets pursuant to the Campbell Managed Futures 10V Program (ii) allocating up to 25% of its total assets in its wholly-owned subsidiary, Campbell Managed Futures LV Offshore Limited (the "Subsidiary"), which is organized under the laws of the Cayman Islands and employs the Manager's Managed Futures 10V Program (as described below), and (iii) allocating the remainder of its assets directly in a portfolio of investment grade securities (including government securities) for cash management purposes. Securities rated in the four highest categories by the ratings agencies are considered investment grade.

The Fund invests pursuant to the Manager's Campbell Managed Futures 10V Program, which uses quantitative modeling to develop and maintain systematic trading strategies driven by scientific analysis of financial data across global financial and commodity markets. The Campbell Managed Futures 10V strategy seeks to systematically identify price trends and to develop macro and fundamental themes that exploit asset mispricing. As a pioneer in systematic trend following, innovating modeling techniques can be developed to extract relationships and to identify trends occurring within and across markets and asset classes globally. Other complimentary systematic strategies are incorporated, such as relative value (i.e., a trading strategy that looks for opportunities based on an asset's value as compared to the value of similar assets. In contrast, absolute value looks only at an asset's intrinsic value and does not compare it to other assets) and mean reversion (i.e., a trading strategy based on the concept that prices and returns eventually move back toward the mean or average. This mean or average can be the historical average of the price or return, or another relevant average such as the growth in the economy or the average return of an industry). A systematic process eliminates emotion, "key person" risk, and provides an ability to participate in trends during periods of extended momentum without any directional bias. Key person risk is the risk that results when a fund's investment program is highly dependent on the investment skill and dedication of a small number of "key" persons at an adviser, which can result in decreased investment results if these "key" persons become unable to apply their full attention to the management of a fund's investments for health or other reasons. In addition, a diversity of investment style and the ability to invest long and short across global asset classes and markets enables investment opportunities in a variety of economic environments. The Managed Futures 10V Program will target a volatility of 10%, which is considered to be high. Greater volatility means that greater risk is undertaken in achieving performance. The Fund is generally intended to have a low correlation to the equity, bond and credit markets. There is no assurance, however, that the Fund will achieve its investment objective.

The Fund intends to trade in a broad range of instruments, including but not limited to, futures (including commodity futures, index futures, equity futures, bond futures and interest rate futures), currency forwards, options and swaps (including commodity swaps, swaps on commodity futures, equity swaps, swaps on index futures, total return swaps and interest rate swaps), either by investing directly in the instruments or, indirectly, by investing in the Subsidiary which invests in the instruments. From time to time, the Fund can have significant exposure to non-U.S. dollar denominated currencies, including emerging markets currencies.

The Manager will attempt to mitigate risk through diversification of holdings and through active monitoring of portfolio volatility, counterparties and other risk measures. Individual market positions are constrained to ensure that no one market or asset class represents an outsized portion of the Fund's portfolio risk. The Manager evaluates changes in signals daily, and execution is controlled by its intraday risk management and execution platform. The Fund may utilize proprietary or third party trading algorithms in order to minimize market impact and reduce trading costs.

The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, (the "1940 Act") which means that the Fund may invest in fewer securities at any one time than a diversified fund. The Fund may not invest more than 15% of its net assets in illiquid securities.

Investments in the Subsidiary, which has the same investment objective as the Fund, are intended to provide the Fund with indirect exposure to futures contracts and commodities in a manner consistent with the limitations and requirements of the Internal Revenue Code of 1986, as amended (the "Code") that apply to the Fund, which limit the amount of income the Fund may receive from certain sources. Applicable federal tax requirements generally limit the degree to which the Fund may invest in the Subsidiary to an amount not exceeding 25% of its total assets. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. The Fund complies with Section 8 and Section 18 of the 1940 Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Subsidiary. The Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody.

Principal Investment Risks

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.

The principal risk factors affecting shareholders' investments in the Fund (and, indirectly, in the Subsidiary) are set forth below.

• Strategy Risk: The profitability of any Fund investment depends primarily on the ability of the Manager to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Such price movements may be influenced by, among other things:

• changes in interest rates;

• governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

• weather and climate conditions;

• natural disasters, such as hurricanes;

• changing supply and demand relationships;

• changes in balances of payments and trade;

• U.S. and international rates of inflation and deflation;

• currency devaluations and revaluations;

• U.S. and international political and economic events; and

• changes in philosophies and emotions of various market participants.

The Fund may not take all of these factors into account.

• Futures and Forward Contracts and Related Risks: The successful use of forward and futures contracts draws upon the Manager's skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures and forward contracts are:

• Futures and forward contracts have a high degree of price variability and are subject to occasional rapid and substantial changes;

• the imperfect correlation between the change in market value of the forward or futures contracts and the market value of the underlying instrument or reference assets with respect to such contracts;

• possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired;

• possible market disruption or other extraordinary events, including but not limited to, governmental intervention;

• potentially unlimited losses caused by unanticipated market movements;

• the Fund's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

• the possibility that the counterparty will default in the performance of its obligations; and

• if the Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements with respect to its derivative instruments or close certain positions at a time when it may be disadvantageous to do so.

The use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the Fund will have the potential for greater losses than if the Fund did not employ leverage in its investment activity. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund's exposure to an asset class and may cause the value of the Fund's securities or related derivatives instruments to be volatile. Accordingly, the Fund's NAV may be volatile because of its investment exposure to the Fund.

There is no assurance that the Fund's investment in a derivative instrument with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

• Commodities Risk: Exposure to the commodities markets (including financial futures markets) may subject the Fund through its investment in the Subsidiary to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; and governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

• Counterparty Risk: The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

• Credit Risk: Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer's financial condition changes.

• Currency Risk: The Fund's exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

• Derivatives Risk: Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures, options, swap agreements and forward contracts. Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. See "Leverage/Volatility Risk" below. The primary types of derivatives in which the Fund or its Subsidiary invest in are futures contracts and forward contracts. Futures contracts and forward contracts can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held directly or indirectly by the Fund may not correlate with the underlying instrument or reference assets, or the Fund's other investments. Although the value of futures contracts and forward contracts depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with futures contracts and forward contracts that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. A small position in futures contracts or forward contracts could have a potentially large impact on the Fund's performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options and forward contracts.

• Emerging Market Risk: The Fund intends to have exposure to emerging markets due to the Fund's investments in certain stock index futures and foreign exchange instruments. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

• Equity Securities Risk: The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

• Fixed-Income Risk: Fixed income securities, such as U.S. Treasuries, or derivatives based on fixed income securities, are subject to credit risk and interest rate risk. Credit risk, as described more fully below, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund's returns and share price. In addition, the Fund may be subject to "call" risk, which is the risk that during a period of falling interest rates the issuer may redeem a security by repaying it early (which may reduce the Fund's income if the proceeds are reinvested at lower interest rates), and "extension" risk, which occurs during a rising interest rate environment because certain obligations will be paid off by an issuer more slowly than anticipated (causing the value of those securities held by the Fund to fall).

• Foreign Market Risk: As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals' markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk.

• General Market Risk: The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

• Government Agency Risk: Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by Federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Accordingly, while U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality.

• Government Intervention and Regulatory Changes: The recent instability in financial markets has led the government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that are exposed to extreme volatility and in some cases lack of liquidity. For example, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") (which was passed into law in July 2010) significantly revises and expands the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. It is unclear how these regulators will exercise these revised and expanded powers and whether they will undertake rulemaking, supervisory or enforcement actions that would adversely affect the Fund or investments made by the Fund. There can be no assurance that future regulatory actions authorized by the Dodd-Frank Act will not adversely impact the Fund. Major changes resulting from the Dodd-Frank Act or other legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk.

In addition, the Dodd-Frank Act established a new regulatory structure for derivatives. If more restrictive position limits are imposed on investors in the commodity futures and other derivative markets, the Fund may be adversely affected. Similarly, changes in the regulation of foreign currency-related trading arising from the Dodd-Frank Act may make such trading more expensive for the Fund, and otherwise limit the Fund's ability to engage in such trading, which could adversely affect the Fund.

No assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to an economic crisis or otherwise. The Fund may incur additional costs to comply with new requirements as well as to monitor for compliance in the future. In addition, Congress may determine to repeal or revise the Dodd-Frank Act or portions thereof and other laws and regulations. The effect of such actions, if taken, cannot be known.

• Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Manager. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

• Leverage/Volatility Risk: Although the Fund will not borrow funds for trading, the Fund should be considered highly leveraged and is suitable only for investors with high tolerance for investment risk. Leverage embedded in the various derivative instruments traded may result in the Fund or its Subsidiary holding positions whose face or notional value may be many times the Fund's net asset value. For example, the amount of margin funds necessary to be deposited in order to enter into a futures, forward or option contract position is typically from 2% to 10% of the total face or notional value of the contract. As a result of this leveraging, even a small movement in the price of a commodity can cause a correspondingly large profit or loss. Losses incurred on leveraged investments increase in direct proportion to the degree of leverage employed.

Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund's trading positions suddenly turn unprofitable.

The Fund's NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund's returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant and possibly a complete loss on their investment in the Fund.

• Liquidity Risk: The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in derivative instruments involve the risk that the Fund may be unable to sell the derivative instrument or sell it at a reasonable price.

• Management Risk: The Manager employs systematic modeling to make investment decisions about the attractiveness, value and potential positive or negative performance of the Fund. The models employed by the Manager may prove to be inaccurate and may not produce the desired results.

• Limited Operating History Risk: The Fund has a limited operating history upon which prospective investors can evaluate its performance.

• New Fund Risk: As a new Fund, there can be no assurance that the Fund will grow to or maintain economically viable size.

• Non-Diversification Risk: The Fund is a non-diversified investment company, which means that more of the Fund's assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

• OTC Trading Risk: Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the "over-the-counter" or "OTC" market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

• Portfolio Turnover Risk: The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

• Regulatory Risk: Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by the Fund or its Subsidiary or that could adversely impact the Fund's performance.

• Short Sales Risk: The Fund may take a short position in a derivative instrument, such as a future, or forward, or swap or a security. A short position on a derivative instrument or security involves the risk of a theoretically unlimited increase in the value of the underlying instrument. Short sales also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses.

• Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund.

• Tax Risk: In order to qualify as a regulated investment company ("RIC"), the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC's income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investment assets and other categories of investment income. In 2006, the Internal Revenue Service ("IRS") published a ruling that income realized from swaps with respect to a commodities index would not be qualifying income. The Fund's investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the Code for qualification as a RIC, but there is a risk that the IRS could assert that the income derived from the Fund's investment in the Subsidiary and certain commodity-linked structured notes will not be considered qualifying income for purposes of the Fund remaining qualified as a RIC for U.S. federal income tax purposes. In addition, pursuant to recent guidance issued by the Treasury and the IRS, the Subsidiary's commodity related income for a taxable year will only be treated as qualifying income to the extent the Subsidiary actually distributes such income out of its earnings and profits to the Fund for such taxable year. If the Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Fund would be subject to diminished returns. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or its Subsidiary to operate as described in this Prospectus and the Statement of Additional Information ("SAI") and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Performance Information

Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Updated performance information will be available online at www.campbell.com or by calling 1-844-261-6488.